Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
2.1
Basis of presentation

The Consolidated Financial Statements of Rezolve AI plc and subsidiaries (together “the Company” or “we”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements have been prepared using the United Stated Dollar (“$” or “US dollar”) as the reporting currency.

The accompanying Consolidated Financial Statements include the financial statements of Rezolve AI plc, Rezolve Limited, its consolidated subsidiaries and any variable interest entity (“VIE”) in which we are the primary beneficiary, with the exception of the subsidiaries Rezolve Information Technology (Shanghai) Co., Ltd. (“Rezolve China”) and Rezolve China’s subsidiary Nine Stone (Shanghai) Ltd (“Nine Stone”)(collectively “the Chinese Business”) which were abandoned on January 3, 2023 (see below).

On January 3, 2023, the Company’s directors approved a plan to abandon its operations in China completely. Subsequently, on January 5, 2023, the Company’s directors approved an application to the United Kingdom (the “UK”) tax authorities requesting tax clearance for a solvent demerger (the “Pre-Closing Demerger” or “Demerger”) of the Company under section 110 of the UK Insolvency Act, 1986 which clearance was subsequently granted. Our board of directors decision to abandon operations in China completely and approve the Pre-Closing Demerger was based, in part, on our inability to complete an audit as a result of not having access to certain information from our local third-party company.

The Pre-Closing Demerger was completed on July 4, 2024. A new holding company Rezolve AI plc was established. Rezolve Limited’s business and assets (being all of its business and assets except for certain shares in Rezolve Information Technology (Shanghai) Co Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd and Rezolve Information Technology (Shanghai) Co Ltd Beijing Branch) were transferred to the Company in exchange for the issue by the Company of shares of the same classes as in Rezolve Limited for distribution among the original shareholders of Rezolve Limited in proportion to their holdings of shares of each class in Rezolve Limited as at immediately prior to the Pre-Closing Demerger. Therefore upon the completion of the Pre-Closing Demerger, Rezolve AI plc ended up with the same business as Rezolve Limited but without the Chinese business.

On August 15, 2024, Armada Acquisition Corp. I, a Delaware corporation (“Armada”), Rezolve AI plc and Rezolve Merger Sub, Inc., a Delaware corporation (“Rezolve Merger Sub”), consummated a business combination (the “Business Combination”) pursuant to which the Company effected a company reorganization whereby the Company’s series A shares were reclassified as ordinary shares and Armada merged with and into Rezolve Merger Sub, with Armada surviving as a wholly owned subsidiary of Rezolve, with shareholders of Armada receiving ordinary shares of the Company in exchange for their existing Armada common stock and Armada warrant holders having their warrants automatically exchanged for warrants of the Company (see note 8). Upon the closing of the Business Combination, the Company became the direct parent of Armada. The Business Combination was accounted for as a reverse merger under ASC 805, whereby Rezolve AI plc was deemed to be the accounting acquirer for financial reporting purposes and Armada was treated as the accounting acquiree. This determination was primarily based on the expectation that, immediately following the reverse merger: former Rezolve AI plc’s stockholders own a substantial majority of the voting rights in the combined company; former Rezolve AI plc’s largest stockholders retain the largest interest in the combined company and former Rezolve AI plc’s executive management team became the management team of the combined company.

For accounting purposes the Business Combination, accounted for as a reverse merger, was treated as the equivalent of Rezolve AI plc issuing 5,827,796 ordinary shares to acquire the net liabilities of Armada. The excess amount paid by an investor over the par value of ordinary shares issued usually is allocated to additional paid-in capital, however as the Business Combination resulted in the issuance of ordinary shares to acquire the net liabilities of Armada, it rendered a negative amount of additional paid-in capital. In accordance with ASC 505-30-30-8, the Company made an accounting policy election that additional paid-in capital cannot be a negative amount and therefore the negative amount was allocated to accumulated deficit.

The net liabilities of Armada are recorded at their acquisition-date fair value in the Consolidated Financial Statements as follows:

Cash and cash equivalents	$3,361
Prepaid expenses	169,425
Accounts payable and accrued expenses	(4,873,019)
Debt (promissory notes)	(3,144,883)
Other current liabilities	(1,499,936)
Net liabilities acquired	$(9,345,052)
Accumulated Deficit	$(9,345,052)

These Consolidated Financial Statements of Rezolve AI plc and subsidiaries have been prepared on the following basis:

•
The Pre-Closing Demerger was completed retrospectively on December 31, 2021, and thus reflects the predecessor company, Rezolve Limited, prior to completion of the Pre-Closing Demerger. These Consolidated Financial Statements are therefore prepared on a carve-out basis. All costs of doing business in Rezolve Limited have been reflected in Rezolve AI plc on a 100% allocation basis since management feels that this fully reflects the Consolidated Financial Statements had the Demerger completed on December 31, 2022. Investments made in the China Business by Rezolve Limited in the People’s Republic of China (“China”) for the years ending December 31, 2024 and December 31, 2023 have been recorded as “Business development expenses”, a component of General and Administrative expenses within the Company’s Consolidated Statement of Operations in accordance with Staff Accounting Bulletin Topic 1-B1, Costs Reflected in Historical Financial Statements (“SAB 1-B1”). Management asserts that this method used is reasonable.
•
As a result of the ownership structure of Rezolve Limited and Rezolve AI plc, the Pre-Closing Demerger was accounted for as a common control transaction in accordance with the common control guidance in ASC 805. The net liabilities of Rezolve Limited were transferred to Rezolve AI plc at their carrying values immediately prior to the Pre-Closing Demerger transaction, with an offsetting impact to Additional Paid in Capital which was then recapitalized to Accumulated Deficit. The Consolidated Financial Statements as of and for the year ended December 31, 2023 and the period January 1, 2024 to July 4, 2024 for Rezolve Limited have been aggregated with the Consolidated Financial Statements of the Company for the period July 5, 2024 to December 31, 2024.
•
The number of shares issued in Rezolve AI plc to the shareholders of Rezolve Limited pursuant to the Pre-Closing Demerger was in the order of 1 share in Rezolve AI plc for each 6.13 shares held in Rezolve Limited. This adjustment in share numbers enabled the issuance of the appropriate number of shares in Rezolve AI plc so that each Company Shareholder will after the Pre-Closing Demerger hold their applicable pro rata portion of the aggregate stock consideration in accordance with the terms of the Pre-Closing Demerger transaction. All share and per share amounts in these Consolidated Financial Statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the Pre-Closing Demerger transaction. Additionally, holders of Series A shares of Rezolve AI plc received one Ordinary share in the Company for each Series A share held in Rezolve AI plc.

Basis of consolidation
2.2
Basis of consolidation

We consolidate investments in companies in which we control directly or indirectly through the control of more than 50% of the voting rights. We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. A variable interest entity “VIE” is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. We are the primary beneficiary of a VIE when we have both (1) the power to direct the activities of the entity with the most significant impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

All intercompany balances and transactions have been eliminated.

A list of subsidiaries and Rezolve AI plc’s holding as of December 31, 2024 and 2023 is as follows:

Name of the entity	Date of incorporation	Country of incorporation	Group shareholding (%)
Rezolve Taiwan Limited	November 9, 2000	Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021	India	100%
Rezolve Mobile Commerce Inc.	April 20, 2016	United States of America	100%
Rezolve Technology S.L.	August 25, 2020	Spain	100%
Rezolve AI IP Holdings Limited	December 19, 2024	United Kingdom	100%
Armada Acquisition Corp. I	August 15, 2024	United States of America	100%

The Consolidated Financial Statements have been prepared using the United Stated Dollar ($) as its reporting currency.

Emerging Growth Company
2.3
Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable, provided that early adoption is permitted by the new or revised accounting standard. The Company has elected to not opt out of such extended transition period, which means that the Company, as an emerging growth company, can adopt new or revised standard at the same time as private companies. While the Company may early adopt the new or revised standard if the standard permits, it is able to avail itself of any additional transition time which is granted to private companies. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Liquidity
2.4
Liquidity

Pursuant to ASC 205-40, Presentation of Financial Statements—Going Concern (“ASC 205-40”), management must evaluate whether there are conditions and events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these Consolidated Financial Statements are issued. In accordance with ASC 205-40, management’s analysis can only include the potential mitigating impact of management’s plans that have not been fully implemented as of the issuance date if (a) it is probable that management’s plans will be effectively implemented on a timely basis, and (b) it is probable that the plans, when implemented, will alleviate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern.

As of December 31, 2024, the Company had an accumulated deficit of $232.1 million. For the year ended December 31, 2024, the Company incurred a net loss of $172.6 million and net cash used in operating activities was $21.6 million. Cash and cash equivalents totaled $9.5 million as of December 31, 2024, an increase of $9.4 million from December 31, 2023. The Company has a working capital deficit of $44.8 million as at December 31, 2024. The Company continues to incur losses while it develops technological services, targets customers and incurs costs for an initial public offering or business combination. Our sources of cash for these activities rely on debt and equity funding.

As a result of our losses and our projected cash needs combined with our current liquidity level, the Company’s ability to continue as a going concern is contingent upon successful execution of management’s intended plan over the next twelve months to improve the Company’s liquidity and profitability, which includes, without limitation:

•
Seeking additional capital through the issuance of debt or equity securities.
•
Generating revenue by execution of successful trials and long-term partner arrangements.
•
The ability to generate revenue from our technology.

Assumptions underlying the Company’s business plan are highly sensitive to the signing of revenue generating contracts, the successful outcome of trials for our services and the ability to control expenses.

Furthermore, the review of the strategic plan and budget, including expected developments in liquidity and capital from definitive agreements entered into, were considered. As of the date of issuance of these consolidated financial statements, the Company has a further $234.4 million remaining on the Standby Equity Purchase Agreement ("SEPA") capital commitment facility with YA II PN, LTD ("YA"), a Cayman Island exempt limited company. The SEPA is a share subscription facility which was signed and executed on February 23, 2023 and amended and restated on February 2, 2024 to provide for, inter alia, Rezolve AI Limited joining as a party to the agreement and the subscription by YA of a promissory convertible note (“YA Agreement”, note 7.6). The Company may continue to seek capital through the issuance of equity securities using the remaining undrawn capital commitment facility. Consequently, it has been concluded that adequate resources and liquidity to meet the cash flow requirements for the next twelve months are present, and it is reasonable to apply the going concern basis as the underlying assumption for the consolidated financial statements. The Company’s plan includes the items noted above as well as securing external financing which may include raising debt or equity capital. These plans are not entirely within the Company’s control including our ability to raise sufficient capital on favorable terms.

Use of Estimates
2.5
Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and to disclose contingent assets and liabilities at the date of financial statements and the results of operations during the reporting period. Estimates and assumptions are used in accounting for, among other things, the valuation of acquisition-related assets and liabilities, deferred income taxes and related valuation allowances, fair value measurements, useful lives of long-lived assets, capitalized software and share-based compensation. Management believes that the estimates used in the preparation of the consolidated financial statements are prudent and reasonable. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from estimates

Foreign currency translation and transactions
2.6.
Foreign currency translation and transactions

The functional currency of the Company is the US dollar, being the currency in which the Company and its predecessor company, Rezolve Limited, predominantly generates cash through financing transactions and expended cash in. The subsidiaries have different functional currencies such as the Euro, Indian Rupee and New Taiwan Dollar which have been determined on the basis of the primary economic environment in which each entity of the Company operates. Management believes that each individual entity’s functional currency reflects the transactions, events and conditions under which the entity conducts its business.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Assets and liabilities denominated in currencies other than the functional currency are remeasured using the current exchange rate for monetary accounts and historical exchange rates for non-monetary accounts, with exchange differences on remeasurement included in other income (expense), net in our consolidated statements of operations. Foreign subsidiaries that utilize foreign currency as their functional currency translate such currency into U.S. dollars using (i) the exchange rate on the balance sheet dates for assets and liabilities, (ii) the average exchange rates prevailing during the period for revenues and expenses, and (iii) historical exchange rates for equity. Any translation adjustments resulting from this process are shown separately as a component of accumulated other comprehensive income (loss) within shareholder’s deficit in the consolidated balance sheets and statement of comprehensive income (loss).

With the exception of certain material transactions, the cash flows from our operations in foreign countries are translated at the average rate for the applicable period in our consolidated statements of cash flows. The impacts of material transactions generally are recorded at the applicable spot rates in our consolidated statements of operations and cash flows. The effects of exchange rates on cash balances held in foreign currencies are separately reported in our consolidated statements of cash flows.

Cash
2.7.
Cash

Cash comprises cash on hand and in current accounts which are readily available. Our cash is held in creditworthy financial institutions and is insured up to £85,000 in accordance with the regulations of the United Kingdom’s Financial Conduct Authority. The Company has not experienced any losses associated with cash held with financial institutions.

Accounts receivable, net
2.8.
Accounts receivable, net

Account receivable consists primarily of amounts related to fees charged to customers. Credit is extended based on evaluation of a customer’s financial condition and generally collateral is not required. Accounts receivable is stated at amounts due from customers net of an allowance for expected credit losses. The allowance for doubtful accounts is based upon our current estimate of lifetime expected credit losses related to uncollectible accounts receivable. The Company evaluates the need for an allowance for doubtful accounts based on historical collection trends, prevailing and anticipated macroeconomic conditions and specific customer credit risk. Accounts receivable in the accompanying consolidated financial statements does not have any allowances created for doubtful accounts.

Property and equipment
2.9.
Property and equipment

Property and equipment are stated at cost of acquisition less accumulated depreciation and accumulated impairment provisions, however, there have been no indicators identified during the reporting periods.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the net carrying amount of the asset) is included in the consolidated statement of comprehensive operations, in the year the asset is derecognized.

Depreciation on property and equipment is charged to expense on a systematic basis over the useful life of assets as estimated by the management. Depreciation is computed using the straight-line method. The useful lives estimated by the management are as follows:

Assets	Useful life
Computers	3 years
Office equipment	3 years

Repairs and maintenance of property and equipment are expensed as incurred; enhancements and improvements that extend the life of property and equipment are capitalized into their cost.

Intangible assets
2.10.
Intangible assets

Intangible assets consist of computer software and internal-use software.

Computer software

Computer software acquired separately is measured on initial recognition at cost. Following initial recognition, such assets are carried at cost less any accumulated amortization and any accumulated impairment losses, however, there have been no indicators of impairment identified during the years ended 2024 and 2023.

Computer software assets are amortized over their useful economic life less their estimated residual value and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the net carrying amount of the asset and are recognized in profit or loss in the consolidated statement of operations when the asset is derecognized.

The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Internal-use software

We capitalize internal and external costs directly associated with the development of internal-use software. Maintenance and training costs, as well as costs incurred during the preliminary stage of an internal-use software development project, are expensed as incurred. The Company has not commenced amortizing the in-development software as it not yet ready for its intended use. The Company reviews internal-use software for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for internal-use software as of December 31, 2024 and December 31, 2023 and the years then ended.

Impairment of assets
2.11.
Impairment of assets

The Company reviews assets, including the property and equipment and definite-life intangible assets, for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from use of the asset and its eventual disposition are less than the carrying amount. Impairment loss, if any, is measured as the difference between the fair value of an asset, as measured by discounted cash flows and the asset’s carrying value.

There were no indicators of impairment for any of the long-lived assets as of December 31, 2024 and December 31, 2023 and the years then ended.

Convertible Debt
2.12.
Convertible Debt

Convertible notes are regarded as hybrid instruments, consisting of a liability component and an equity component.

The host instrument (i.e., convertible note or debt element of the outstanding instruments) is classified as a financial liability and recorded at the present value of the Company’s obligation to make future interest payments in cash and settle the redemption value of the instrument in cash. The carrying value of the host instrument is accounted for at amortized cost and is therefore accreted to the original face value of the instrument, over the life, using the effective interest method.

When the Company issues debt with a conversion feature, we assess, in accordance with ASC 480-10 -Distinguishing Liabilities from Equity and ASC 815 - Derivatives and Hedging, whether the conversion feature meets the requirements to be treated as a derivative, as follows: (a) one or more underlying’s, typically the price of our common stock; (b) one or more notional amounts or payment provisions or both, generally the number of shares upon conversion; (c) no initial net investment, which typically excludes the amount borrowed; and (d) net settlement provisions, which in the case of convertible debt generally means the stock received upon conversion can be readily sold for cash.

The conversion features of convertible debt instruments issued by the Company, that meet the requirements to be bifurcated and treated as derivatives, are recorded as either financial assets or financial liabilities, in accordance with the substance of the contractual arrangements and the definitions of either a financial asset or a financial liability. These financial assets or a financial liabilities are initially recognized at fair value and classified as derivative assets or liabilities in the consolidated balance sheet. Changes in the fair value of the derivative assets or liabilities are subsequently accounted for directly through the consolidated statements of operations and comprehensive income (loss) and are included in operating activities in the consolidated statements of cash flows as non-cash adjustment.

The conversion options are valued using certain directly and indirectly observable inputs and are classified as Level 2 in the fair value hierarchy in accordance with ASC 820 - Fair Value Measurement. The Company utilizes a third party valuation expert to determine the estimated fair value of the derivatives. The third party valuation expert estimates the fair value of the derivative using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options, expected dividend yield, expected stock price volatility, and the Company's share price. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations.

The Company also considers the impact, if any, of the dilutive effect of the shares of its common stock issuable upon conversion of the outstanding convertible debt in its diluted income per share, see note 2.20.

Deferred financing costs
2.13.
Deferred financing costs

Deferred financing costs include debt discounts and debt issuance costs related to a recognized debt liability and are presented in the balance sheet as a direct reduction from the carrying value of the debt liability. Amortization of deferred financing costs are included as a component of interest expense. Deferred financing costs are amortized using the effective interest method.

Revenue recognition
2.14.
Revenue recognition

Under ASC 606, the Company determines revenue recognition through the following steps:

•
Identifying the contract, or contracts, with the customer;
•
Identifying the performance obligations in the contract;
•
Determining the transaction price;
•
Allocating the transaction price to performance obligations in the contract; and
•
Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised goods or services.

Ticketing Commissions (Spain)

The Company’s single source of revenue is for the commission from sales of football tickets for La Liga in Spain through our platform technology. La Liga pays a commission for each football ticket sold through our platform technology.

Revenue is recognized in accordance with ASC 606 “Revenue from Contracts with Customers” at the point in time when a football ticket is sold on our platform technology.

Cost of revenue	2.15. Cost of revenue Cost of revenues consists of expenses incurred directly in relation to the earning of revenues such as partner’s fees and the impairment of current assets (see note 2.11).
Operating segments
2.16.
Operating segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The Company has determined that it operates as one operating segment.

As the Company operates as one operating segment, financial data provided in the consolidated financial statements, including total revenues of $187,788 (2023:$145,051), total operating expenses of $138,230,574 (2023:$26,151,325), consolidated net loss of $172,646,790 (2023: $30,736,098), and total assets of $19,788,157 (2023: $2,536,484), represent the performance of our single reportable segment. The consolidated statements of operations reflect the same level of significant expense categories regularly provided to the CODM for decision-making purposes. Sales and marketing expenses reported in the consolidated statements of operations includes advertising expenses, payroll expenses, and consultancy charges (see note 12). General and administrative expenses reported in the consolidated statements of operations includes IT expenses, legal and professional expenses, payroll expenses and consultancy charges (see note 12).

The CODM does not review segment assets at a different level or category than those disclosed in the consolidated balance sheet.

Research and development credits
2.17.
Research and development credits

Credits for research and development activities relate to government incentives on qualifying research and development expenditures in the United Kingdom. These refundable credits are recognized within other non-operating income when they are filed with the government authorities and there is no uncertainty on the realization of the credits until they are refundable.

Share-Based Compensation
2.18.
Share-based compensation

The Company measures the cost of share-based awards granted to employees, non-employees and directors based on the grant-date fair value of the awards. The grant-date fair value of the share options is calculated using a Black-Scholes Merton option pricing model. The value of the portion of the award, after considering potential forfeitures, that is ultimately expected to vest is recognized as expense in our statements of operations on a over the requisite service periods. The Company elected to recognize the effect of forfeitures in the period that they occur.

Shareholders' deficit and reserves
2.19.
Shareholders’ deficit and reserves

Authorized and Outstanding Shares

As of December 31, 2024, the Company has one class of issued shares, ordinary shares. As of December 31, 2023, the Company had two classes of issued shares, ordinary shares and Series A preferred shares. On August 15, 2024, the Company’s series A shares were reclassified as Ordinary Shares, see note 2.1.

Each series A preferred and ordinary shareholder are entitled to one vote per share. Holders of ordinary shares are entitled to receive dividends out of any asset legally available for payment of dividends only when such dividends are declared by the Board of Directors and approved by the majority of the shareholders. As of December 31, 2024 and 2023, the Company’s Board of Directors had not declared any dividends for ordinary shares.

The authorized and outstanding shares as of December 31, 2024 and December 31, 2023 as are follows, reflecting the impact of the Pre-Closing Demerger transaction whereby one share in Rezolve AI plc was issued to shareholders of Rezolve Limited for each 6.13 shares held (see note 2.1):

•
Ordinary shares: £0.0001 nominal value 208,260,754 shares issued and outstanding as of December 31, 2024; 152,262,295 shares issued and outstanding as of December 31, 2023; 256,365,817 and 161,710,480 shares authorized as of December 31, 2024 and 2023.
•
Series A shares: £0.0001 nominal value 4,575,983 shares issued, authorized and outstanding as of December 31, 2023.

As of December 31, 2023, 9,513,181 restricted employee shares were outstanding due to an unofficial and unapproved equity incentive plan. These shares par value of £0.0001 per share were unpaid by the employees. The employee shares had significant restrictions including management’s and or the board’s rights to cancel the shares any time, restrictions on right to transfer, to vote and cumulative dividends. There were no vesting conditions including service conditions in relation to the shares issued. Considering the restrictions imposed on these shares, these shares were considered to be ungranted to the employees. The amount receivable for these employee shares and such employee shares issued were adjusted from the share subscription receivable and number of ordinary shares, respectively in the Company’s consolidated statement of changes in shareholder’s deficit as of and for the year ended December 31, 2023. The articles of incorporation of the Company were amended to remove these restrictions prior to the completion of the Pre-Closing Demerger transaction. The removal of these restrictions triggered a “grant date” as defined in ASC 718. As there were no vesting conditions, the shares were fully vested at grant date. The Company recognized a share-based payment expense of $18,836,099 during the year ended December 31, 2024 using a fair value of ordinary shares of $1.98. The fair value of the ordinary shares was estimated using a recent funding of the Company, historical discounts to share prices following an initial public offering through a Special Purpose Acquisition Corp ("SPAC"), while also considering the risk that the Company may not successfully close its Business Combination with Armada or complete the Demerger. The valuation used an estimated discount for lack of marketability using an average from the results of a Black-Scholes Protective Put Option Analysis, Asian Put Option Analysis and the Finnerty Put Option Analysis.

Accumulated deficit includes current and prior period losses. Accumulated other comprehensive losses primarily consists of foreign currency translation reserves. Additional paid in capital primarily consists of additional subscription consideration received over and above the par value of the shares as well as the fair value of share-based payments.

Fair Value Measurements
2.20.
Fair value measurement and concentration of credit risk

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•
Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•
Level 2—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
•
Level 3—Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
December 31, 2024
Fair value on recurring basis
(1) Share-based payment liability	$—	$—	$1,400,000
(2) Derivative liability	$—	$2,579,875	$—
(2) Derivative asset	$—	$2,587,581	$—
December 31, 2023
Fair value on recurring basis
(1) Share-based payment liability	$—	$—	$1,311,028

(1)
The fair value of the share-based payment liability was valued using a discounted cash flow method using a risk adjusted discount rate of 10.8%. See note 7.5.
(2)
The derivative asset and the derivative liability were valued by a third party valuation expert using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options, expected dividend yield, expected stock price volatility, and the Company's share price. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations. See note 2.12.

The derivative asset pertains to an option held by the Company to convert a promissory note payable to Northland Securities (see note 7.7). In the event that the Company and its direct and indirect parent companies after completion of the Business Combination have less than $20,000,000 in cash, cash equivalents and marketable securities as of December 31, 2024, the Company may, at its option, on or before March 31, 2025, convert all but $1,135,000 into shares of the Company’s common stock at a price of $10.00 per share.

The derivative liabilities were triggered by conversion features embedded in promissory notes held by investors Cohen & Company Financial Management LLC (note 7.6), J.V.B. Financial Group and Northlands Securities (see note 7.7). On August 15, 2024, the Company recognized derivative liabilities and an offsetting debt discount associated with the embedded conversion features in its senior secured convertible notes (see note 7.3), convertible promissory notes (see note 7.6) and advisors loans (see note 7.7). The Company previously did not bifurcate the embedded conversion features as derivatives due to the lack of an underlying share price prior to the Company's acquisition of Armada and listing of its Ordinary Shares on the NASDAQ. The Company no longer recognizes a derivative liability associated with the following debt liabilities due to the investors having exercised their conversion features by December 31, 2024:

•
Senior secured convertible notes (note 7.3);
•
YA notes (note 7.6);
•
Promissory notes (note 7.6)

The carrying amount of the Company’s cash, accounts receivable, accounts payable and accrued expenses approximated their fair values due to their short term to maturity.

Credit risk

Accounts receivable and loan notes receivable are potentially subject to credit risk concentration. The Company has not experienced any material losses related to concentrations during the years presented. The Company, however, has a concentration risk related to its contract with its only customer such that at December 31, 2024, 100% of the Company’s accounts receivable is through its sole revenue generating agreement. If the sole agreement was terminated then such losses due to concentration risk may be material in the future and management makes no assurance that these losses may be avoided.

Accounts payable include balances for work incurred by third parties for the benefit of the company. At December 31, 2024 and 2023, the following vendors represented more than 10% of total accounts payable.

	December 31, 2024	December 31, 2023
DLA Piper LLP	70%	10%
Donnelley Financial LLC	16%	Less than 10%
KPMG LLP	Less than 10%	10%
Taylor Wessing LLP	Less than 10%	13%
Wilson Sonsini Goodrich & Rosati	Less than 10%	14%

Foreign currency risk

All of the Company’s revenue is denominated in the Euro (“EUR”) since the sales of the Company are in Spain. Based upon the Company’s level of operations for the year ended December 31, 2024 and 2023, a sensitivity analysis shows that a 10% appreciation or depreciation in the EUR against the dollar would have increased or decreased, respectively, the Company’s revenue for the years ended December 31, 2024 and 2023 by approximately $18,779 and $14,505 respectively.

Revenue risk

We currently generate a significant portion of our revenue from a single agreement with La Liga from which we expect to generate most of our revenues in the near future. 100% of our revenue was derived from commission from the sale of La Liga football tickets for the year ended December 31, 2024 and 2023, respectively, and we anticipate that a significant portion of our revenue will continue to be derived from this agreement in the near future. The sudden loss of the agreement with La Liga or their decision not to renew the agreement could harm our business, results, operations and condition.

Income Taxes
2.21.
Income taxes

The Company accounts for income taxes and the related accounts in accordance with ASC 740, Income Taxes. Deferred income tax assets and liabilities are computed annually, for differences between the carrying amounts and the tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when it is necessary to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes includes both current taxes for the period plus or minus the change during the period in deferred tax assets and liabilities.

Tax benefits from uncertain tax position are recognized for financial statement purposes only when it is more-likely-than-not that the position will be sustained with the local taxing authority. Measurement of the tax effects of positions that meet this recognition threshold is based on the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the taxing authorities.

As a result of operating losses in most of the geographies where the Company operates, we concluded that our deferred tax assets on unutilized tax losses were not more likely than not to be realized in the future and a full valuation allowance has been recorded.

Loss and earnings per share
2.22.
Loss and earnings per share

In accordance with ASC 260 Earnings Per Share, basic earnings per share, basic net loss per share is based on the weighted average number of ordinary shares issued and outstanding and is calculated by dividing net loss attributable to ordinary shareholders by the weighted average shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares used in the net loss per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding. If the Company reports a net loss, the computation of diluted loss per share excludes the effect of dilutive ordinary share equivalents, as their effect would be antidilutive. Diluted loss per share is equal to the net loss per share as all potentially dilutive securities are anti-dilutive in the periods presented. For the years ended December 31, 2024 and 2023 the Company incurred net losses and therefore no potential dilutive ordinary share were utilized in the calculation of losses per share.

If the Company reports net income, basic earnings per share is based on the weighted average number of ordinary and series A preferred shares issued and outstanding and is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average shares outstanding during the period.

Diluted earnings per share is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average number of ordinary and series A preferred shares used in the net earnings per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding.

The series A preferred shares are entitled to the same dividend rights as the ordinary shares and therefore as participating securities, are included in the basic and diluted earnings per share calculation. The holders of the series A preferred shares do not have a contractual obligation to share in the losses of the Company. The Company computes earnings per share using the two-step method for its series A preferred and ordinary shares.

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	December 31, 2024	December 31, 2023
Convertible debt (note 7)	10,944,628	3,929,566
Shares payable (note 7)	1,543,664	140,000
Warrants	13,019,976	3,521,846
Share options	17,559,511	848,287
Convertible promissory notes	2,639,169	—
Series A preferred shares	—	4,574,146
Advisors Loans (note 7)	2,335,092	—
Total	48,042,040	13,013,845

The Company uses the “if converted” method for calculating the dilutive effect of the convertible debt, shares payable and series A preferred shares and the treasury share method for calculating the dilutive effect of the options and warrants. The series A preferred shares are convertible at the rate of one series A preferred share into one ordinary share in the event of an initial public offering. The Company included the deferred shares as they are expected to be converted to ordinary shares in the future.

Recently issued and adopted accounting pronouncements
3.
Recently issued and adopted accounting pronouncements

In March 2024, Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements (“ASU 2024-02”), which is intended to simplify the Codification and draw a distinction between authoritative and non-authoritative literature. ASU 2024-02 is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company is currently assessing the impact of ASU 2024-02 on its consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires additional disclosures related to rate reconciliation, income taxes paid, and other disclosures. Under ASU 2023-09, for each annual periods presented, public entities are required to (1) disclose specific categories in the tabular rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, ASU 2023-09 requires all reporting entities to disclose on an annual basis the amount of income taxes paid disaggregated by federal, state, and foreign taxes as well as the amount of income taxes paid by individual jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and can be applied on a prospective basis with an option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2023-09 on its consolidated financial statements and related disclosures.

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting—Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures related to a public entity’s reportable segments. Required disclosures include, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, an amount for other segment items (which is the difference between segment revenue less segment expenses and less segment profit or loss) and a description of its composition, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The standard also permits disclosure of more than one measure of segment profit. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.The adoption had no impact on the reportable segment the Company has identified, and additional required disclosures have been included in Note 2.16.

In October 2023, the FASB issued Accounting Standards Update 2023-06, Disclosure Improvements (“ASU 2023-06”), to clarify or improve disclosure and presentation requirements of a variety of topics and align the requirements in the FASB ASC with the SEC’s regulations. The amendments in ASU 2023-06 will become effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the SEC, and will no longer be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. Early adoption is prohibited. The Company is currently evaluating the impact of ASU 2023-06 on its consolidated financial statements and disclosures.